Derivative instruments (Narrative) (Detail 2) SFr in Billions	12 Months Ended
Dec. 31, 2017 CHF (SFr)
Disclosure of Derivative Instruments [Line Items]
Additional contractual obligations related to OTC derivatives required in the event of a one-notch reduction in long-term credit ratings of UBS	SFr 0.1
Additional contractual obligations related to OTC derivatives required in the event of a two-notch reduction in long-term credit ratings of UBS	0.3
Additional contractual obligations related to OTC derivatives required in the event of a three-notch reduction in long-term credit ratings of UBS	1.2
UBS AG
Disclosure of Derivative Instruments [Line Items]
Additional contractual obligations related to OTC derivatives required in the event of a one-notch reduction in long-term credit ratings of UBS	0.1
Additional contractual obligations related to OTC derivatives required in the event of a two-notch reduction in long-term credit ratings of UBS	0.3
Additional contractual obligations related to OTC derivatives required in the event of a three-notch reduction in long-term credit ratings of UBS	SFr 1.2